UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS
VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
FUNDAMENTAL VALUE PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2008

Legg Mason Partners Variable Fundamental Value Portfolio

Schedule of Investments (unaudited)	September 30, 2008

Shares	Security	Value

COMMON STOCKS — 99.4%
CONSUMER DISCRETIONARY — 9.0%
Media — 4.9%
1,236,350	Time Warner Inc.	$16,208,549
787,400	Walt Disney Co.	24,165,306

	Total Media	40,373,855

Specialty Retail — 4.1%
475,570	Gap Inc.	8,455,635
761,300	Home Depot Inc.	19,710,057
150,490	Penske Automotive Group Inc.	1,726,120
233,000	Williams-Sonoma Inc.	3,769,940

	Total Specialty Retail	33,661,752

	TOTAL CONSUMER DISCRETIONARY	74,035,607

CONSUMER STAPLES — 7.4%
Food & Staples Retailing — 3.6%
10,971	FHC Delaware Inc. (a)(b)*	0
492,900	Wal-Mart Stores Inc.	29,519,781

	Total Food & Staples Retailing	29,519,781

Food Products — 3.8%
420,276	Kraft Foods Inc., Class A Shares	13,764,039
307,520	Unilever PLC (a)	8,353,809
347,420	Unilever PLC, ADR	9,453,298

	Total Food Products	31,571,146

	TOTAL CONSUMER STAPLES	61,090,927

ENERGY — 12.9%
Energy Equipment & Services — 6.5%
272,900	Baker Hughes Inc.	16,521,366
488,100	Halliburton Co.	15,809,559
111,700	Schlumberger Ltd.	8,722,653
63,720	Transocean Inc.*	6,999,005
236,980	Weatherford International Ltd.*	5,957,677

	Total Energy Equipment & Services	54,010,260

Oil, Gas & Consumable Fuels — 6.4%
270,600	Anadarko Petroleum Corp.	13,126,806
104,600	Chevron Corp.	8,627,408
70,300	ConocoPhillips	5,149,475
80,700	Devon Energy Corp.	7,359,840
548,000	El Paso Corp.	6,992,480
116,000	Exxon Mobil Corp.	9,008,560
33,800	Murphy Oil Corp.	2,167,932

	Total Oil, Gas & Consumable Fuels	52,432,501

	TOTAL ENERGY	106,442,761

FINANCIALS — 15.4%
Capital Markets — 2.9%
36,800	Franklin Resources Inc.	3,243,184
368,700	State Street Corp.	20,971,656

	Total Capital Markets	24,214,840

Commercial Banks — 1.6%
304,800	Comerica Inc.	9,994,392
74,810	East-West Bancorp Inc.	1,024,897
174,160	Synovus Financial Corp.	1,802,556

	Total Commercial Banks	12,821,845

Consumer Finance — 1.1%
259,100	American Express Co.	9,179,913

See Notes to Schedule of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Diversified Financial Services — 4.6%
802,476	JPMorgan Chase & Co.	$37,475,629

Insurance — 5.2%
138,620	Allied World Assurance Holdings Ltd.	4,923,782
597,800	Chubb Corp.	32,819,220
307,985	CNA Surety Corp.*	5,143,350

	Total Insurance	42,886,352

	TOTAL FINANCIALS	126,578,579

HEALTH CARE — 12.5%
Life Sciences Tools & Services — 0.7%
487,759	Enzo Biochem Inc.*	5,355,594

Pharmaceuticals — 11.8%
402,840	Abbott Laboratories	23,195,527
303,200	Johnson & Johnson	21,005,696
300,800	Merck & Co. Inc.	9,493,248
449,300	Novartis AG, ADR	23,741,012
529,200	Wyeth	19,548,648

	Total Pharmaceuticals	96,984,131

	TOTAL HEALTH CARE	102,339,725

INDUSTRIALS — 15.9%
Aerospace & Defense — 5.4%
182,700	Boeing Co.	10,477,845
336,900	Honeywell International Inc.	13,998,195
373,090	Raytheon Co.	19,964,046

	Total Aerospace & Defense	44,440,086

Air Freight & Logistics — 2.2%
287,800	United Parcel Service Inc., Class B Shares	18,099,742

Building Products — 0.3%
101,720	Simpson Manufacturing Co. Inc.	2,755,595

Construction & Engineering — 0.2%
56,590	Perini Corp.*	1,459,456

Electrical Equipment — 0.5%
92,100	Emerson Electric Co.	3,756,759

Industrial Conglomerates — 4.0%
659,200	General Electric Co.	16,809,600
639,070	McDermott International Inc.*	16,328,238

	Total Industrial Conglomerates	33,137,838

Machinery — 3.0%
221,500	Caterpillar Inc.	13,201,400
234,200	Dover Corp.	9,496,810
51,200	PACCAR Inc.	1,955,328

	Total Machinery	24,653,538

Professional Services — 0.3%
83,600	Robert Half International Inc.	2,069,100

	TOTAL INDUSTRIALS	130,372,114

INFORMATION TECHNOLOGY — 18.9%
Communications Equipment — 2.5%
722,900	Cisco Systems Inc.*	16,308,624
409,600	Telefonaktiebolaget LM Ericsson, ADR	3,862,528

	Total Communications Equipment	20,171,152

Computers & Peripherals — 2.5%
173,400	International Business Machines Corp.	20,280,864

See Notes to Schedule of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Internet Software & Services — 1.7%
638,600	eBay Inc.*	$14,291,868

Semiconductors & Semiconductor Equipment — 9.2%
1,259,700	Applied Materials Inc.	19,059,261
566,100	Novellus Systems Inc.*	11,118,204
45,600	Samsung Electronics Co., Ltd., GDR (c)	10,214,400
1,481,757	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,884,066
926,000	Texas Instruments Inc.	19,909,000
86,591	Verigy Ltd.*	1,409,702

	Total Semiconductors & Semiconductor Equipment	75,594,633

Software — 3.0%
77,400	Citrix Systems Inc.*	1,955,124
329,990	Lawson Software Inc.*	2,309,930
771,000	Microsoft Corp.	20,577,990
144,167	Wave Systems Corp., Class A Shares*	63,433

	Total Software	24,906,477

	TOTAL INFORMATION TECHNOLOGY	155,244,994

MATERIALS — 5.2%
Chemicals — 2.0%
402,100	E.I. du Pont de Nemours & Co.	16,204,630

Metals & Mining — 1.7%
323,960	Barrick Gold Corp.	11,902,290
47,900	Nucor Corp.	1,892,050

	Total Metals & Mining	13,794,340

Paper & Forest Products — 1.5%
208,600	Weyerhaeuser Co.	12,636,988

	TOTAL MATERIALS	42,635,958

TELECOMMUNICATION SERVICES — 2.2%
Wireless Telecommunication Services — 2.2%
821,012	Vodafone Group PLC, ADR	18,144,365

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $741,532,267)	816,885,030

Face
Amount
SHORT-TERM INVESTMENT — 0.9%
Repurchase Agreement — 0.9%
$7,479,000
Interest in $482,062,000 joint tri-party repurchase agreement dated 9/30/08 with Barclays Capital Inc., 2.000% due 10/1/08; Proceeds at maturity — $7,479,415; (Fully collateralized by various U.S. government agency obligations, 2.624% to 4.000% due 5/13/09 to 8/26/11; Market value — $7,628,617)

	(Cost — $7,479,000)	7,479,000

	TOTAL INVESTMENTS — 100.3% (Cost — $749,011,267#)	824,364,030
	Liabilities in Excess of Other Assets — (0.3)%	(2,781,208)

	TOTAL NET ASSETS — 100.0%	$821,582,822

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Fundamental Value Portfolio (the “Porfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased of redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
	September 30,	Quoted Prices	Observable Inputs	Inputs
	2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$824,364,030	$816,885,030	$7,479,000	—

3. Investments
At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$133,025,834
Gross unrealized depreciation	(57,673,071)

Net unrealized appreciation	$75,352,763

4. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.    CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.    EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 24, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 24, 2008